Leases - Components of Net Investment in Direct Financing Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Net investment in the lease - lease payments receivable	$ 1,929,213	$ 1,771,097	$ 1,302,760
Net investment in the lease - unguaranteed residual assets	80,349	80,093	74,064
Total lease payments	$ 2,009,562	$ 1,851,190	$ 1,376,824